Share-based compensation - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	6,690,427	12,429,245	16,004,890	8,695,348
Weighted average remaining contractual life (years)	2 years 7 months 6 days	2 years 9 months 18 days	3 years 3 months 18 days
7.59 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	0	752	2,289
Weighted average remaining contractual life (years)	0 years	1 month 6 days	1 year 1 month 6 days
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	723,791	1,101,330	1,147,396
Weighted average remaining contractual life (years)	2 years 9 months 18 days	3 years 8 months 12 days	4 years 9 months 18 days
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,997,219	3,362,206	4,036,371
Weighted average remaining contractual life (years)	2 years 9 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	2,100,527	4,639,068	6,741,590
Weighted average remaining contractual life (years)	2 years 4 months 24 days	2 years 8 months 12 days	3 years 1 month 6 days
180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,856,703	3,325,889	4,077,244
Weighted average remaining contractual life (years)	2 years 6 months	2 years 1 month 6 days	3 years
498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	12,187	0	0
Weighted average remaining contractual life (years)	4 years 9 months 18 days	0 years	0 years
Bottom of Range | 7.59 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 25.01
Bottom of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.01
Bottom of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.01
Bottom of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.01
Bottom of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.01
Bottom of Range | 498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	498.99
Top of Range | 7.59 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.00
Top of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.00
Top of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.00
Top of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.00
Top of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	498.98
Top of Range | 498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 715.44